USAA High Income Fund ("Fund")

Supplement dated November 1, 2022, to the Prospectus

and Summary Prospectus dated December 1, 2021

Effective November 1, 2022, Julianne Bass is no longer a portfolio manager for the Fund. All references in the Prospectus and Summary Prospectus to Ms. Bass are hereby removed in their entirety.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Income Fund ("Fund")

Supplement dated November 1, 2022, to the Prospectus

and Summary Prospectus dated December 1, 2021, as supplemented

Effective November 1, 2022, Julianne Bass is no longer a portfolio manager for the Fund. All references in the Prospectus and Summary Prospectus to Ms. Bass are hereby removed in their entirety.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Intermediate-Term Bond Fund ("Fund")

Supplement dated November 1, 2022, to the Prospectus

and Summary Prospectus dated December 1, 2021

Effective November 1, 2022, Julianne Bass is no longer a portfolio manager for the Fund. All references in the Prospectus and Summary Prospectus to Ms. Bass are hereby removed in their entirety.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Short-Term Bond Fund ("Fund")

Supplement dated November 1, 2022, to the Prospectus

and Summary Prospectus dated December 1, 2021

Effective November 1, 2022, Julianne Bass is no longer a portfolio manager for the Fund. All references in the Prospectus and Summary Prospectus to Ms. Bass are hereby removed in their entirety.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA High Income Fund

USAA Income Fund

USAA Intermediate-Term Bond Fund

USAA Short-Term Bond Fund

(the "Funds")

Supplement dated November 1, 2022, to the

Statement of Additional Information dated December 1, 2021, as supplemented ("SAI")

Effective November 1, 2022, Julianne Bass is no longer a portfolio manager for the Funds. All references in the SAI to Ms. Bass are hereby removed in their entirety.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.